Sanford C. Bernstein Fund, Inc.

International Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Financials - 18.7%
Banks - 9.4%
Banco Comercial Portugues SA	18,382,891	$5,683,953
Bank Leumi Le-Israel BM	478,810	3,460,860
Bank of Ireland Group PLC	1,810,428	9,471,472
DBS Group Holdings Ltd.	358,800	6,892,567
DNB ASA	208,780	3,890,330
Erste Group Bank AG (a)	328,310	12,175,095
Hang Seng Bank Ltd.	207,500	5,164,775
HDFC Bank Ltd.	391,398	13,856,490
ICICI Bank Ltd.	1,972,480	12,475,854
KBC Group NV	172,760	11,337,427
Mediobanca Banca di Credito Finanziario SpA	871,960	8,991,473
Mitsubishi UFJ Financial Group, Inc.	2,918,500	13,900,742
Oversea-Chinese Banking Corp., Ltd.	455,229	3,839,948
Royal Bank of Canada	81,990	6,515,749
Seven Bank Ltd.	1,148,800	3,010,654
Sumitomo Mitsui Financial Group, Inc.	87,000	3,083,773
Svenska Handelsbanken AB-Class A	311,410	3,073,208
Toronto-Dominion Bank (The)	99,080	5,789,471
Westpac Banking Corp.	159,140	3,171,699

		135,785,540

Capital Markets - 3.3%
Credit Suisse Group AG (a)	865,993	10,365,219
Euronext NV (b)	50,980	3,857,101
London Stock Exchange Group PLC	118,840	8,281,294
Partners Group Holding AG	26,095	20,521,613
Singapore Exchange Ltd.	664,300	3,891,816

		46,917,043

Consumer Finance - 0.2%
Bharat Financial Inclusion Ltd. (a)	257,948	3,350,402

Diversified Financial Services - 0.3%
ORIX Corp.	259,700	3,881,188

Insurance - 5.0%
Admiral Group PLC	158,210	4,436,378
AIA Group Ltd.	1,402,200	15,142,215
Allianz SE	67,860	16,366,212
Direct Line Insurance Group PLC	667,488	2,813,646
NN Group NV	117,172	4,710,183
Prudential PLC	439,419	9,592,942
Sampo Oyj-Class A	67,530	3,187,715
Swiss Re AG	148,940	15,134,897

		71,384,188

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Ltd.	224,720	7,143,050

		268,461,411

Industrials - 14.5%
Aerospace & Defense - 3.6%
Airbus SE	103,667	14,671,117
BAE Systems PLC	1,838,260	11,553,244
Leonardo SpA	729,185	9,250,826

Company	Shares	U.S. $ Value
MTU Aero Engines AG	33,330	$7,949,555
Rolls-Royce Holdings PLC (a)	761,750	8,137,723

		51,562,465

Air Freight & Logistics - 0.2%
SG Holdings Co., Ltd.	127,100	3,614,003

Airlines - 1.7%
Japan Airlines Co., Ltd.	317,800	10,142,814
Qantas Airways Ltd.	2,633,454	9,993,651
Wizz Air Holdings PLC (a)(b)	104,150	4,510,617

		24,647,082

Building Products - 0.9%
Assa Abloy AB-Class B	143,764	3,243,702
Kingspan Group PLC	167,020	9,070,506

		12,314,208

Commercial Services & Supplies - 0.5%
China Everbright International Ltd.	5,394,111	4,982,236
Secom Co., Ltd.	22,400	1,930,204

		6,912,440

Construction & Engineering - 0.3%
Taisei Corp.	111,100	4,046,986

Electrical Equipment - 1.4%
Nidec Corp.	33,500	4,600,721
Schneider Electric SE	88,330	7,992,353
Vestas Wind Systems A/S	84,510	7,321,414

		19,914,488

Industrial Conglomerates - 0.7%
NWS Holdings Ltd.	896,000	1,842,864
Siemens AG	72,540	8,636,274

		10,479,138

Machinery - 0.8%
KION Group AG	44,310	2,802,203
SMC Corp./Japan	15,100	5,660,609
Xylem, Inc./NY	39,010	3,262,796

		11,725,608

Professional Services - 3.1%
Experian PLC	154,690	4,685,490
Intertek Group PLC	29,760	2,080,521
Recruit Holdings Co., Ltd.	352,600	11,805,713
RELX PLC	213,963	5,175,349
RELX PLC (London)	412,540	10,005,924
UT Group Co., Ltd.	156,800	3,836,251
Wolters Kluwer NV	103,130	7,502,841

		45,092,089

Road & Rail - 0.2%
East Japan Railway Co.	31,700	2,968,506

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)	230,540	$11,990,386
Ashtead Group PLC	117,270	3,359,942

		15,350,328

		208,627,341

Information Technology - 11.4%
Communications Equipment - 0.6%
Nokia Oyj	1,777,030	8,851,019

Electronic Equipment, Instruments & Components - 1.4%
Halma PLC	47,374	1,216,688
Horiba Ltd.	91,000	4,721,283
Keyence Corp.	16,100	9,929,231
Murata Manufacturing Co., Ltd.	98,200	4,421,036

		20,288,238

IT Services - 2.1%
Amadeus IT Group SA-Class A	71,340	5,653,373
Capgemini SE	81,483	10,131,032
Otsuka Corp.	74,100	2,988,232
Pagseguro Digital Ltd. (a)	81,750	3,185,798
Visa, Inc.-Class A	20,430	3,545,626
Wirecard AG	26,760	4,517,526

		30,021,587

Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV	50,030	10,410,735
Infineon Technologies AG	351,980	6,254,572
SCREEN Holdings Co., Ltd.	101,900	4,242,811
SK Hynix, Inc.	90,580	5,448,331
STMicroelectronics NV	174,360	3,092,460
Taiwan Semiconductor Manufacturing Co., Ltd.	1,975,000	15,105,545

		44,554,454

Software - 3.6%
AVEVA Group PLC	43,611	2,237,940
Check Point Software Technologies Ltd. (a)	56,590	6,542,370
Constellation Software, Inc./Canada	7,680	7,238,395
Dassault Systemes SE	46,620	7,436,138
Nice Ltd. (a)	64,847	8,877,268
Oracle Corp./Japan	102,200	7,482,705
SAP SE	40,291	5,523,567
Temenos AG (a)	32,314	5,785,945

		51,124,328

Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co., Ltd.	215,760	8,785,816

		163,625,442

Consumer Staples - 10.7%
Beverages - 1.7%
Coca-Cola Bottlers Japan Holdings, Inc.	208,500	5,288,419
Coca-Cola European Partners PLC (a)	237,300	13,407,450
Diageo PLC	43,000	1,850,730

Company	Shares	U.S. $ Value
Treasury Wine Estates Ltd.	400,473	$4,205,964

		24,752,563

Food & Staples Retailing - 0.5%
Koninklijke Ahold Delhaize NV	210,100	4,716,680
Seven & i Holdings Co., Ltd.	51,100	1,731,339

		6,448,019

Food Products - 4.5%
Calbee, Inc.	112,500	3,038,388
Danone SA	55,210	4,674,752
Kerry Group PLC-Class A	59,060	7,051,499
Marine Harvest ASA (a)	127,440	2,981,956
Nestle SA	163,560	16,932,093
Orkla ASA	1,179,790	10,470,546
Salmar ASA	221,943	9,661,781
WH Group Ltd. (b)	9,348,000	9,482,546

		64,293,561

Household Products - 1.1%
Essity AB-Class B	99,520	3,061,575
Reckitt Benckiser Group PLC	95,934	7,574,436
Unicharm Corp.	193,800	5,842,788

		16,478,799

Personal Products - 1.2%
Kose Corp.	21,800	3,679,444
Unilever PLC	227,820	14,141,983

		17,821,427

Tobacco - 1.7%
British American Tobacco PLC	543,697	18,983,670
Philip Morris International, Inc.	68,180	5,354,175

		24,337,845

		154,132,214

Health Care - 10.3%
Biotechnology - 0.4%
Abcam PLC	140,790	2,635,455
Genmab A/S (a)	20,417	3,754,229

		6,389,684

Health Care Equipment & Supplies - 0.9%
Hoya Corp.	99,700	7,662,362
Koninklijke Philips NV	127,010	5,521,877

		13,184,239

Health Care Providers & Services - 0.6%
Apollo Hospitals Enterprise Ltd.	399,030	7,894,024

Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories, Inc.-Class A (a)	10,700	3,344,713
Eurofins Scientific SE	9,698	4,279,350
Gerresheimer AG	81,600	6,014,369
ICON PLC (a)	25,800	3,972,426

Company	Shares	U.S. $ Value
Lonza Group AG (a)	13,790	$4,655,405
QIAGEN NV (a)	119,630	4,867,953
Tecan Group AG	25,930	6,734,193

		33,868,409

Pharmaceuticals - 6.0%
Astellas Pharma, Inc.	367,200	5,232,880
GlaxoSmithKline PLC	610,850	12,244,381
Novo Nordisk A/S-Class B	482,610	24,650,366
Roche Holding AG	122,733	34,511,002
Sanofi	50,930	4,401,489
Teva Pharmaceutical Industries Ltd. (a)	4,710	43,175
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	410,600	3,789,838
Vectura Group PLC (a)	1,563,800	1,718,118

		86,591,249

		147,927,605

Consumer Discretionary - 9.6%
Auto Components - 2.0%
Aptiv PLC	69,310	5,602,327
Hankook Tire & Technology Co., Ltd.	21,720	660,263
Magna International, Inc.-Class A (United States)	174,920	8,693,524
NGK Spark Plug Co., Ltd.	389,900	7,335,332
Valeo SA	180,400	5,873,089

		28,164,535

Automobiles - 1.3%
Peugeot SA	407,550	10,030,804
Subaru Corp.	339,800	8,273,159

		18,303,963

Diversified Consumer Services - 0.2%
TAL Education Group (ADR) (a)	77,870	2,966,847

Hotels, Restaurants & Leisure - 1.7%
Aristocrat Leisure Ltd.	303,180	6,553,590
Compass Group PLC	307,310	7,366,760
GVC Holdings PLC	1,243,260	10,305,898

		24,226,248

Household Durables - 0.5%
Auto Trader Group PLC (b)	711,230	4,953,552
Husqvarna AB-Class B	306,265	2,868,035

		7,821,587

Internet & Direct Marketing Retail - 0.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	56,704	9,608,493

Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	70,700	3,430,692
Spin Master Corp. (a)(b)	180,030	5,206,167

		8,636,859

Company	Shares	U.S. $ Value
Multiline Retail - 0.4%
B&M European Value Retail SA	810,560	$3,433,195
Wesfarmers Ltd.	94,600	2,404,751

		5,837,946

Textiles, Apparel & Luxury Goods - 2.2%
adidas AG	10,730	3,319,541
HUGO BOSS AG	99,640	6,640,589
LVMH Moet Hennessy Louis Vuitton SE	14,092	5,990,868
Moncler SpA	44,650	1,913,759
Pandora A/S	132,320	4,706,888
Puma SE	48,130	3,209,834
Shenzhou International Group Holdings Ltd.	430,000	5,931,724

		31,713,203

		137,279,681

Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
JXTG Holdings, Inc.	2,161,300	10,771,704
Neste Oyj	92,300	3,137,964
PetroChina Co., Ltd.-Class H	14,082,000	7,764,634
Petroleo Brasileiro SA (Preference Shares)	1,169,500	8,348,024
Repsol SA	983,078	15,427,288
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	717,200	23,354,344
Royal Dutch Shell PLC-Class A	64,266	2,097,485
Royal Dutch Shell PLC-Class B	242,000	7,929,535
TOTAL SA	64,363	3,610,362

		82,441,340

Materials - 5.7%
Chemicals - 3.6%
Air Water, Inc.	331,100	5,684,440
Chr Hansen Holding A/S	27,600	2,597,300
Covestro AG (b)	180,860	9,207,501
Johnson Matthey PLC	231,450	9,785,137
Koninklijke DSM NV	66,360	8,187,788
Sika AG	36,170	6,179,379
Tosoh Corp.	524,800	7,402,270
Victrex PLC	103,510	2,844,369

		51,888,184

Construction Materials - 0.0%
Buzzi Unicem SpA	10,449	212,155

Containers & Packaging - 0.5%
BillerudKorsnas AB	475,330	6,333,309

Metals & Mining - 1.6%
BlueScope Steel Ltd.	748,309	6,362,833
Evolution Mining Ltd.	620,280	1,901,036
First Quantum Minerals Ltd.	449,230	4,267,436
Northern Star Resources Ltd.	479,140	3,930,782
Yamato Kogyo Co., Ltd.	228,400	6,682,066

		23,144,153

		81,577,801

Company	Shares	U.S. $ Value
Communication Services - 5.0%
Diversified Telecommunication Services - 3.0%
Cellnex Telecom SA (a)(b)	131,182	$4,852,877
China Unicom Hong Kong Ltd.	7,606,000	8,316,411
Deutsche Telekom AG	334,670	5,798,037
HKT Trust & HKT Ltd.-Class SS	4,347,000	6,900,265
Nippon Telegraph & Telephone Corp.	308,600	14,377,573
TELUS Corp.	90,920	3,361,030

		43,606,193

Entertainment - 1.0%
Daiichikosho Co., Ltd.	49,400	2,304,379
Nintendo Co., Ltd.	30,700	11,263,787

		13,568,166

Interactive Media & Services - 0.8%
Kakaku.com, Inc.	151,500	2,930,077
Tencent Holdings Ltd.	195,500	8,844,300

		11,774,377

Media - 0.2%
Cogeco Communications, Inc.	27,990	2,012,980

		70,961,716

Utilities - 3.3%
Electric Utilities - 2.1%
EDP-Energias de Portugal SA	2,958,415	11,243,275
Enel SpA	2,391,970	16,685,780
Kansai Electric Power Co., Inc. (The)	142,900	1,638,116

		29,567,171

Gas Utilities - 0.6%
ENN Energy Holdings Ltd.	708,000	6,889,969
Tokyo Gas Co., Ltd.	75,800	1,786,754

		8,676,723

Multi-Utilities - 0.3%
Suez	333,900	4,818,111

Water Utilities - 0.3%
Beijing Enterprises Water Group Ltd. (a)	7,484,000	4,448,121

		47,510,126

Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Merlin Properties Socimi SA	343,670	4,763,780
Nippon Building Fund, Inc.	882	6,041,327
Nippon Prologis REIT, Inc.	798	1,843,269

		12,648,376

Real Estate Management & Development - 0.8%
Aroundtown SA	1,010,230	8,334,587

Company	Shares	U.S. $ Value
Vonovia SE	68,350	$3,265,067

		11,599,654

		24,248,030

Total Common Stocks (cost $1,270,561,486)		1,386,792,707

RIGHTS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA, expiring 7/09/19 (a) (cost $442,220)	780,048	432,675

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.33% (c)(d)(e) (cost $36,026,688)	36,026,688	36,026,688

Total Investments - 99.1% (cost $1,307,030,394) (f)		1,423,252,070
Other assets less liabilities - 0.9%		12,318,492

Net Assets - 100.0%		$1,435,570,562

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	412	September 2019	$39,619,980	$875,504

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	3,118,230	USD	44,084	7/16/19	$(1,056,110)
Barclays Bank PLC	USD	1,425	INR	99,369	7/16/19	13,842
Barclays Bank PLC	CNY	26,530	USD	3,863	7/25/19	(4,316)
Barclays Bank PLC	USD	3,721	CNY	25,759	7/25/19	33,102
Barclays Bank PLC	ILS	62,477	USD	17,531	9/13/19	(53,187)
Barclays Bank PLC	USD	49,835	AUD	71,421	9/13/19	417,124
Barclays Bank PLC	USD	3,391	EUR	3,006	9/13/19	46,325
BNP Paribas SA	USD	22,543	JPY	2,447,719	9/13/19	280,850
Citibank, NA	BRL	16,097	USD	4,155	7/02/19	(36,845)
Citibank, NA	USD	4,200	BRL	16,097	7/02/19	(8,478)
Citibank, NA	KRW	11,137,035	USD	9,494	8/26/19	(143,190)
Citibank, NA	HKD	270,813	USD	34,574	9/13/19	(105,085)
Citibank, NA	NOK	27,927	USD	3,246	9/13/19	(34,808)
Citibank, NA	USD	13,390	CHF	13,157	9/13/19	176,657
Citibank, NA	USD	64,349	JPY	6,951,725	9/13/19	471,357
Citibank, NA	USD	10,734	PLN	40,077	9/13/19	17,547
Credit Suisse International	CAD	1,875	USD	1,431	9/13/19	(3,063)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	JPY	1,908,540	USD	17,790	9/13/19	$(6,077)
Credit Suisse International	USD	12,716	SGD	17,192	9/13/19	4,293
HSBC Bank USA	USD	8,247	CNY	55,738	7/25/19	(123,010)
JPMorgan Chase Bank, NA	BRL	13,722	USD	3,536	8/02/19	(26,907)
JPMorgan Chase Bank, NA	SGD	9,695	USD	7,119	9/13/19	(54,329)
JPMorgan Chase Bank, NA	USD	3,719	JPY	397,283	9/13/19	(15,057)
JPMorgan Chase Bank, NA	USD	2,576	NZD	3,905	9/13/19	51,398
Morgan Stanley & Co., Inc.	BRL	8,864	USD	2,194	7/02/19	(114,440)
Morgan Stanley & Co., Inc.	USD	2,313	BRL	8,864	7/02/19	(4,668)
Morgan Stanley & Co., Inc.	USD	3,058	INR	214,760	7/16/19	50,851
Morgan Stanley & Co., Inc.	KRW	2,613,431	USD	2,210	8/26/19	(51,769)
Morgan Stanley & Co., Inc.	CAD	52,447	USD	39,632	9/13/19	(471,178)
Morgan Stanley & Co., Inc.	EUR	3,434	USD	3,901	9/13/19	(26,562)
Morgan Stanley & Co., Inc.	USD	20,908	SEK	196,279	9/13/19	337,967
Natwest Markets PLC	BRL	24,961	USD	6,513	7/02/19	13,146
Natwest Markets PLC	USD	6,527	BRL	24,961	7/02/19	(27,113)
Natwest Markets PLC	CLP	2,632,714	USD	3,800	7/12/19	(85,336)
Natwest Markets PLC	PEN	24,036	USD	7,230	7/12/19	(67,144)
Natwest Markets PLC	USD	3,776	CLP	2,632,714	7/12/19	109,430
Natwest Markets PLC	USD	7,281	PEN	24,036	7/12/19	15,238
Natwest Markets PLC	INR	230,197	USD	3,310	7/16/19	(22,099)
Natwest Markets PLC	BRL	24,961	USD	6,508	8/02/19	26,450
Natwest Markets PLC	EUR	6,950	USD	7,947	9/13/19	(1,397)
Natwest Markets PLC	USD	9,028	AUD	12,875	9/13/19	31,019
Natwest Markets PLC	USD	2,294	CHF	2,227	9/13/19	1,935
Natwest Markets PLC	USD	4,091	GBP	3,239	9/13/19	35,507
Standard Chartered Bank	CNY	412,808	USD	61,359	7/25/19	1,190,670
Standard Chartered Bank	CNY	39,697	USD	5,746	7/25/19	(40,338)
Standard Chartered Bank	TWD	403,864	USD	12,872	9/11/19	(211,431)
State Street Bank & Trust Co.	JPY	404,937	USD	3,759	9/13/19	(16,715)
State Street Bank & Trust Co.	USD	8,412	EUR	7,378	9/13/19	25,879
State Street Bank & Trust Co.	USD	10,063	JPY	1,090,360	9/13/19	103,547
UBS AG	USD	20,797	GBP	16,291	9/13/19	(40,314)
UBS AG	USD	5,871	JPY	642,675	9/13/19	121,776

						$724,944

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $42,070,361 or 2.9% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $200,048,028 and gross unrealized depreciation of investments was $(82,225,904), resulting in net unrealized appreciation of $117,822,124.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
MSCI	-	Morgan Stanley Capital International

Country Breakdown1

June 30, 2019 (unaudited)

16.2%	Japan
15.3%	United Kingdom
8.8%	Switzerland
6.9%	Germany
6.1%	France
4.2%	China
3.2%	Netherlands
3.2%	India
3.0%	Canada
3.0%	Denmark
2.9%	Ireland
2.7%	Hong Kong
2.7%	Australia
2.6%	Italy
16.7%	Other
2.5%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.2% or less in the following countries: Austria, Belgium, Brazil, Finland, Israel, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Taiwan and United States.

Sanford C. Bernstein Fund, Inc.

International Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$26,161,710		$242,299,701		$	– 0	–	$268,461,411
Industrials	24,323,688		184,303,653			– 0	–	208,627,341
Information Technology	20,512,189		143,113,253			– 0	–	163,625,442
Consumer Staples	25,813,124		128,319,090			– 0	–	154,132,214
Health Care	17,496,661		130,430,944			– 0	–	147,927,605
Consumer Discretionary	40,654,343		96,625,338			– 0	–	137,279,681
Energy	8,348,024		74,093,316			– 0	–	82,441,340
Materials	4,267,436		77,310,365			– 0	–	81,577,801
Communication Services	12,274,275		58,687,441			– 0	–	70,961,716
Utilities	4,818,111		42,692,015			– 0	–	47,510,126
Real Estate	– 0	–	24,248,030			– 0	–	24,248,030
Rights	432,675		– 0	–		– 0	–	432,675
Short-Term Investments	36,026,688		– 0	–		– 0	–	36,026,688

Total Investments in Securities	221,128,924		1,202,123,146	(a)		– 0	–	1,423,252,070
Other Financial Instruments (b):
Assets:
Futures	875,504		– 0	–		– 0	–	875,504
Forward Currency Exchange Contracts	– 0	–	3,575,910			– 0	–	3,575,910
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,850,966)			– 0	–	(2,850,966)

Total	$222,004,428		$1,202,848,090		$	– 0	–	$1,424,852,518

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$49,494	$208,363	$221,830	$36,027	$648